Segment, Geographic and Revenue Information (Details 2) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of major customers [line items]
Revenue	$ 307,634,389	$ 341,028,267	$ 329,089,036
Customer A [Member]
Disclosure of major customers [line items]
Revenue	$ 35,358,013	$ 43,645,518	$ 37,306,348
Percentage of consolidated net revenue	11.00%	13.00%	11.00%